                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A

          Supplement dated January 15, 2010 to PROSPECTUSES dated May 1

The information below supplements prospectuses dated May 1, 2009 for VENTURE OPPORTUNITY A SHARE VARIABLE ANNUITY Contracts (as supplemented May 22, July 27, November 9, November 16, and December 7, 2009) and VENTURE OPPORTUNITY B SHARE VARIABLE ANNUITY Contracts (as supplemented May 22, July 27, and November 16,
2009) issued by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York (the "Supplement").

You should read this Supplement together with the current prospectus for the Contract you purchased (the "Annuity Prospectus") and retain all documents for future reference. If you would like another copy of the Annuity Prospectus, please contact our Annuities Service Center at 1-800-344-1029, or in New York State, 1-800-551-2078 to request a free copy. You may also visit our website at www.jhannuities.com or www.jhannuitiesnewyork.com.

                     Changes to Variable Investment Options

This Supplement describes changes to several Investment Options currently available in your Contract:

     - Effective January 1, 2010, MFC Global Investment Management (U.S.A.) Limited ceased providing subadvisory services to the following funds-of-funds:

               -    Core Allocation Trust

               -    Core Balanced Trust

               -    Franklin Templeton Founding Allocation Trust

     - Effective January 1, 2010, Deutsche Investment Management Americas Inc. commenced providing subadvisory consulting services directly to John Hancock Investments Management Services, LLC, the investment adviser to the John Hancock Trust, in its management of the following funds-of-funds:

               -    Lifestyle Balanced

               -    Lifestyle Conservative

               -    Lifestyle Growth, and

               -    Lifestyle Moderate

Accordingly, we revise and replace in their entirety the disclosure in the following sections of the Annuity Prospectus.

FRONT PAGE

VARIABLE INVESTMENT OPTIONS. You may allocate Contract Values or Additional Purchase Payments, to the extent permitted under your Contract, in Variable Investment Options. If you do, we will measure your Contract Value (other than value allocated to a DCA Fixed Investment Option) and Variable Annuity payments according to the investment performance of applicable Subaccounts of JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H or, in the case of John Hancock New York, applicable Subaccounts of JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A (singly, a "Separate Account" and collectively, the "Separate Accounts"). Each Subaccount invests in one of the following Portfolios of John Hancock Trust that corresponds to a Variable Investment Option that we make available on the date of this Prospectus. John Hancock Investments Management Services, LLC ("JHIMS LLC")is the investment adviser to the John Hancock Trust. We show the Portfolio's manager (i.e., JHIMS LLC or a subadviser) in bold above the name of the Portfolio:


                                  Page 1 of 8

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CAPITAL RESEARCH AND MANAGEMENT COMPANY
(Adviser to the American Fund Insurance Series)
   American Asset Allocation Trust
   American Blue Chip Income and Growth Trust
   American Bond Trust
   American Global Growth Trust
   American Global Small Capitalization Trust
   American Growth Trust
   American Growth-Income Trust
   American High-Income Bond Trust
   American International Trust
   American New World Trust

DAVIS SELECTED ADVISERS, L.P.
   Fundamental Value Trust

DECLARATION MANAGEMENT RESEARCH LLC
   Total Bond Market Trust A

DIMENSIONAL FUND ADVISORS LP
   International Small Company Trust

FRANKLIN MUTUAL ADVISORS LLC
   Mutual Shares Trust

GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC
   International Core Trust

JOHN HANCOCK INVESTMENTS MANAGEMENT SERVICES, LLC
   Core Allocation Trust
   Core Balanced Trust
   Franklin Templeton Founding Allocation Trust

LORD, ABBETT & CO. LLC
   All Cap Value Trust

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED
   500 Index Trust
   American Fundamental Holdings Trust
   Core Fundamental Holdings Trust
   Core Global Diversification Trust
   Lifestyle Balanced Trust
   Lifestyle Conservative Trust
   Lifestyle Growth Trust
   Mid Cap Index Trust
   Money Market Trust

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC
   Global Bond Trust
   Total Return Trust

T. ROWE PRICE ASSOCIATES, INC.
   Balanced Trust
   Mid Value Trust

TEMPLETON GLOBAL ADVISORS LIMITED
   Global Trust
   International Value Trust(1)

VAN KAMPEN(2)
   Value Trust

WELLINGTON MANAGEMENT COMPANY, LLP
   Core Allocation Plus Trust
   Investment Quality Bond Trust
   Mid Cap Stock Trust
   Small Cap Growth Trust
   Small Cap Value Trust

V. GENERAL INFORMATION ABOUT US, THE SEPARATE ACCOUNTS AND THE PORTFOLIOS - THE PORTFOLIOS

The Portfolios

....

Funds-of-Funds and Master-Feeder Funds

Each of the John Hancock Trust's American Fundamental Holdings, Core Allocation, Core Balanced, Core Fundamental Holdings, Core Global Diversification, Franklin Templeton Founding Allocation, Lifestyle Balanced, Lifestyle Conservative, Lifestyle Growth and Lifestyle Moderate Trusts ("JHT Funds of Funds") is a "fund-of-funds" that invests in other underlying mutual funds. Expenses for a fund-of-funds may be higher than that for other portfolios because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying portfolios in which it invests. The prospectus for each of the JHT Funds of Funds contains a description of the underlying portfolios for that Portfolio, including expenses of the portfolios, associated investment risks, and deductions from and expenses paid out of the assets of the Portfolio. Effective January 1, 2010 JHIMS LLC retained Deutsche Investment Management Americas Inc. ("DIMA") to provide direct subadvisory consulting services in its management of the Lifestyle Balanced, Lifestyle Conservative, Lifestyle Growth and Lifestyle Moderate Portfolios.

....

Portfolio Investment Objectives and Strategies

You bear the investment risk of any Portfolio you choose as a Variable Investment Option for your Contract. The following table contains a general description of the Portfolios that we make available under the Contracts. You can find a full description of each Portfolio, including the investment objectives, policies and restrictions of, and the risks relating to, investment in the Portfolio in the prospectus for that Portfolio. YOU CAN OBTAIN A COPY OF A PORTFOLIO'S PROSPECTUS (INCLUDING THE PROSPECTUS FOR A MASTER FUND FOR ANY OF THE PORTFOLIOS THAT ARE OPERATED AS "FEEDER FUNDS"), WITHOUT CHARGE, BY CONTACTING US AT THE ANNUITIES


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SERVICE CENTER SHOWN ON PAGE II OF THIS PROSPECTUS. YOU SHOULD READ THE
PORTFOLIO'S PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.

                               JOHN HANCOCK TRUST

  We show the Portfolio's manager in bold above the name of the Portfolio and we list the Portfolios alphabetically by manager.

          The Portfolios available may be restricted if you purchase a guaranteed minimum withdrawal benefit Rider (see "VI. Optional Benefits").

CAPITAL RESEARCH AND MANAGEMENT COMPANY (ADVISER TO THE AMERICAN FUND INSURANCE SERIES) - ADVISER TO MASTER FUND
  American Asset Allocation Trust                   Seeks to provide high total return (including income and capital gains)
                                                    consistent with preservation of capital over the long term. To do this, the
                                                    Portfolio invests all of its assets in Class 1 shares of the master fund, the
                                                    American Funds Insurance Series Asset Allocation Fund, which invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments
                                                    (debt securities maturing in one year or less).

   American Blue Chip Income and Growth Trust       Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing. To do this, the Portfolio invests all of its assets in Class 1 shares of the master fund, the American Funds Insurance Series Blue Chip Income and Growth Fund, which invests primarily in common stocks of larger U.S.-based companies

   American Bond Trust                              Seeks to maximize current income and preserve capital. To do this, the Portfolio invests all of its assets in Class 1 shares of the master fund, the American
                                                    Funds Insurance Series Bond Fund, which normally invests at least 65% in investment-grade debt securities and up to 35% in lower rated debt securities.

   American Global Growth Trust                     Seeks to make shareholders' investment grow over time. To do this, the Portfolio invests all of its assets in Class 1 shares of the master fund, the American
                                                    Funds Insurance Series Global Growth Fund, which invests primarily in common stocks of companies located around the world.

   American Global Small Capitalization Trust       Seeks to make the shareholders' investment grow over time. To do this, the
                                                    Portfolio invests all of its assets in Class 1 shares of the master fund, the
                                                    American Funds Insurance Series Global Small Capitalization Fund, which invests primarily in stocks of smaller companies located around the world.

   American Growth Trust                            Seeks to make the shareholders' investment grow. To do this, the Portfolio invests all of its assets in Class 1 shares of the master fund, the American
                                                    Funds Insurance Series Growth Fund, which invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

   American Growth-Income Trust                     Seeks to make the shareholders' investments grow and to provide the shareholder with income over time. To do this, the Portfolio invests all of its assets in
                                                    Class 1 shares of the master fund, the American Funds Insurance Series
                                                    Growth-Income Fund, which invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

                               JOHN HANCOCK TRUST

  We show the Portfolio's manager in bold above the name of the Portfolio and we list the Portfolios alphabetically by manager.

          The Portfolios available may be restricted if you purchase a guaranteed minimum withdrawal benefit Rider (see "VI. Optional Benefits").

CAPITAL RESEARCH AND MANAGEMENT COMPANY (ADVISER TO THE AMERICAN FUND INSURANCE SERIES) - ADVISER TO MASTER FUND - CONTINUED
   American High-Income Bond Trust                  Seeks to provide a high level of current income and, secondarily, capital appreciation. To do this, the Portfolio invests all of its assets in Class 1 shares of the master fund, the American Funds Insurance Series High-Income Bond
                                                    Fund, which invests at least 65% of its assets in higher yielding and generally lower quality debt securities.

   American International Trust                     Seeks to make the shareholders' investment grow. To do this, the Portfolio invests all of its assets in Class 1 shares of the master fund, the American
                                                    Funds Insurance Series International Fund, which invests primarily in common stocks of companies located outside the United States.

   American New World Trust                         Seeks to make the shareholders' investment grow over time. To do this, the
                                                    Portfolio invests all of its assets in Class 1 shares of the master fund, the
                                                    American Funds Insurance Series New World Fund, which invests primarily in stocks of companies with significant exposure to countries with developing economies and/or markets.

DAVIS SELECTED ADVISERS, L.P.
   Fundamental Value Trust                          Seeks growth of capital. To do this, the Portfolio invests primarily in common
   (successor to Core Equity Trust)                 stocks of U.S. companies with durable business models that can be purchased at attractive valuations relative to their intrinsic value.

DECLARATION MANAGEMENT & RESEARCH LLC
   Total Bond Market Trust A                        Seeks to track the performance of the Barclays Capital U.S. Aggregate Bond Index
                                                    (which represents the U.S. investment grade bond market). To do this, the
                                                    Portfolio invests at least 80% of its net assets in securities listed in the
                                                    Barclays Capital U.S. Aggregate Bond Index.

DIMENSIONAL FUND ADVISORS LP
   International Small Company Trust                Seeks long-term capital appreciation. Under normal market conditions, the
   (successor to International Small Cap Trust)     Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of small cap companies in the particular markets in which the Portfolio invests. The Portfolio will primarily invest its assets in equity securities of non-U.S. small companies of developed markets, but may also hold equity securities of companies located in emerging markets.

FRANKLIN MUTUAL ADVISERS, LLC
   Mutual Shares Trust                              Seeks capital appreciation, which may occasionally be short-term; income is a secondary objective. To do this, the Portfolio invests mainly in equity securities of companies of any nation where the market prices are believed to be less than their value.

                               JOHN HANCOCK TRUST

  We show the Portfolio's manager in bold above the name of the Portfolio and we list the Portfolios alphabetically by manager.

          The Portfolios available may be restricted if you purchase a guaranteed minimum withdrawal benefit Rider (see "VI. Optional Benefits").

GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC
   International Core Trust                         Seeks high total return. To do this, the Portfolio invests at least 80% of its total assets in a diversified portfolio of equity investments from developed markets outside the U.S.

JOHN HANCOCK INVESTMENT MANAGEMENT SERVICES, LLC
   Core Allocation Trust                            Seeks long term growth of capital. To do this, the Portfolio invests a substantial portion of its assets in the underlying Portfolio Core Allocation
                                                    Plus Trust. The Portfolio is a fund-of-funds and is authorized to invest in other underlying Portfolios and investment companies.

   Core Balanced Trust                              Seeks long term growth of capital. To do this, the Portfolio invests a substantial portion of its assets in the underlying Portfolio Balanced Trust.
                                                    The Portfolio is a fund-of-funds and is authorized to invest in other underlying
                                                    Portfolios and investment companies.

   Franklin Templeton Founding Allocation Trust     Seeks long-term growth of capital. To do this, the Portfolio invests primarily in three underlying Portfolios: Global Trust, Income Trust and Mutual Shares
                                                    Trust. The Portfolio is a fund-of-funds and is also authorized to invest in other underlying Portfolios and investment companies.

LORD, ABBETT & CO. LLC
    All Cap Value Trust                             Seeks capital appreciation. To do this, the Portfolio invests at least 50% of its net assets in equity securities of large, seasoned U.S. and multinational companies that are believed to be undervalued. The Portfolio invests the remainder of its assets in undervalued mid-sized and small company securities.

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED
   500 Index Trust                                  Seeks to approximate the aggregate total return of a broad-based U.S. domestic equity market index. To do this, the Portfolio invests at least 80% of its net assets in the common stocks in the S&P 500(R) index and securities that as a group will behave in a manner similar to the index. (1)

   American Fundamental Holdings Trust              Seeks long term growth of capital. To do this, the Portfolio invests primarily in four funds of the American Funds Insurance Series: Bond Fund, Growth Fund,
                                                    Growth-Income Fund, and International Fund. The Portfolio is permitted to invest in six other funds of the American Funds Insurance Series as well as other funds, investment companies, and other types of investments.

   Core Fundamental Holdings Trust                  Seeks long term growth of capital. To do this, the Portfolio invests a substantial portion of its assets in underlying Portfolios that are series of the American Funds Insurance Series. The Portfolio is a fund-of-funds and is authorized to invest in other underlying Portfolios and investment companies.

                               JOHN HANCOCK TRUST

  We show the Portfolio's manager in bold above the name of the Portfolio and we list the Portfolios alphabetically by manager.

          The Portfolios available may be restricted if you purchase a guaranteed minimum withdrawal benefit Rider (see "VI. Optional Benefits").

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED - CONTINUED
   Core Global Diversification Trust                Seeks long term growth of capital. To do this, the Portfolio invests a significant portion of its assets, directly or indirectly through underlying
                                                    Portfolios, in securities that are located outside the U.S. The Portfolio is a fund-of-funds and is authorized to invest in other underlying Portfolios and investment companies.

   Lifestyle Balanced Trust                         Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The Portfolio operates as a fund-of-funds and normally invests approximately 40% of its assets in underlying
                                                    Portfolios which invest primarily in fixed income securities, and approximately
                                                    60% in underlying Portfolios which invest primarily in equity securities. The subadviser may change this allocation from time to time.

   Lifestyle Conservative Trust                     Seeks a high level of current income with some consideration given to growth of capital. The Portfolio operates as a fund-of-funds and normally invests approximately 80% of its assets in underlying Portfolios which invest primarily in fixed income securities, and approximately 20% in underlying Portfolios which invest primarily in equity securities. The subadviser may change this allocation from time to time.

   Lifestyle Growth Trust                           Seeks long-term growth of capital. Current income is also a consideration. The
                                                    Portfolio operates as a fund-of-funds and normally invests approximately 20% of its assets in underlying Portfolios which invest primarily in fixed income securities, and approximately 80% in underlying Portfolios which invest primarily in equity securities. The subadviser may change this allocation from time to time.

   Lifestyle Moderate Trust                         Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on income. The Portfolio operates as a fund-of-funds and normally invests approximately 60% of its assets in underlying Portfolios which invest primarily in fixed income securities, and approximately 40% in underlying
                                                    Portfolios which invest primarily in equity securities. The subadviser may change this allocation from time to time.

   Mid Cap Index Trust                              Seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index. To do this, the Portfolio invests at least 80% of its net assets in the common stocks in the S&P MidCap 400(R) index and securities that as a group will behave in a manner similar to the index (1).

                               JOHN HANCOCK TRUST

  We show the Portfolio's manager in bold above the name of the Portfolio and we list the Portfolios alphabetically by manager.

          The Portfolios available may be restricted if you purchase a guaranteed minimum withdrawal benefit Rider (see "VI. Optional Benefits").

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED - CONTINUED
   Money Market Trust                               Seeks to obtain maximum current income consistent with preservation of principal and liquidity. To do this, the Portfolio invests in high quality, U.S. dollar denominated money market instruments.

                                                    Note: Amounts in the Money Market Portfolio are not insured or guaranteed by the
                                                    Federal Deposit Insurance Corporation, U.S. Government, or any U.S. Government
                                                    agency. While not guaranteed, the Portfolio intends to maintain, to the extent practicable, a constant per share NAV of $10.00. The returns of the Money Market
                                                    Subaccount in your Contract may become extremely low or possibly negative whenever the net income earned, if any, by the underlying Money Market Portfolio is not sufficient to offset the Contract's expense deductions.

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC
   Global Bond Trust                                Seeks maximum total return, consistent with preservation of capital and prudent investment management. To do this, the Portfolio invests at least 80% of its net assets in fixed income instruments that are economically tied to at least three countries (one of which may be the U.S.), which may be represented by futures contracts and options on such securities.

   Total Return Trust                               Seeks maximum total return, consistent with preservation of capital and prudent investment management. To do this, the Portfolio invests at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives.

T. ROWE PRICE ASSOCIATES, INC.
   Balanced Trust                                   Seeks long-term capital appreciation. To do this, the Portfolio invests in both equity and fixed-income securities. The Portfolio employs growth, value and core approaches to allocate is assets among stocks of small, medium and large-capitalization companies in both the U.S. and foreign countries.

    Mid Value Trust                                 Seek long-term capital appreciation. To do this, the Portfolio invests at least
   (successor to Mid Cap Value Trust)               80% of its net assets in a diversified mix of common stocks of mid-size U.S.
                                                    companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation.

TEMPLETON GLOBAL ADVISORS LIMITED
   Global Trust                                     Seeks long-term capital appreciation. To do this, the Portfolio invests primarily in the equity securities of companies located throughout the world, including emerging markets.

TEMPLETON INVESTMENT COUNSEL, LLC
   International Value Trust(2)                     Seeks long-term growth of capital. To do this, the Portfolio invests primarily in equity securities of companies located outside the U.S., including in emerging markets.

                               JOHN HANCOCK TRUST

  We show the Portfolio's manager in bold above the name of the Portfolio and we list the Portfolios alphabetically by manager.

          The Portfolios available may be restricted if you purchase a guaranteed minimum withdrawal benefit Rider (see "VI. Optional Benefits").

VAN KAMPEN (A REGISTERED TRADE NAME OF MORGAN STANLEY INVESTMENT MANAGEMENT INC.)
   Value Trust                                      Seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk. To do this, the Portfolio invests at least 65% of its total assets in equity securities which are believed to be undervalued relative to the stock market in general.

WELLINGTON MANAGEMENT COMPANY, LLP
   Core Allocation Plus Trust                       Seeks to provide total return, consisting of long-term capital appreciation and current income. To do this, the Portfolio invests in equity and fixed income securities of issuers located within and outside the U.S. The Portfolio allocates its assets between fixed income securities and equity securities based upon the subadviser's targeted asset mix, which may change over time.

   Investment Quality Bond Trust                    Seeks to provide a high level of current income consistent with the maintenance of principal and liquidity. To do this, the Portfolio invests at least 80% of its net assets in bonds rated investment grade, focusing on corporate bonds and
                                                    U.S. government bonds with intermediate to longer term maturities.

   Mid Cap Stock Trust                              Seeks long-term growth of capital. To do this, the Portfolio invests at least
                                                    80% of its net assets in equity securities of medium-sized companies with significant capital appreciation potential.

   Small Cap Growth Trust                           Seeks long-term capital appreciation. To do this, the Portfolio invests at least
                                                    80% of its net assets in small-cap companies that are believed to offer above-average potential for growth in revenues and earnings.

   Small Cap Value Trust                            Seeks long-term capital appreciation. To do this, the Portfolio invests at least
                                                    80% of its net assets in small-cap companies that are believed to be undervalued.

(1) "Standard & Poor's(R)," "S&P 500(R)," and "S&P MidCap 400(R)" are trademarks of The McGraw-Hill Companies, Inc. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust. As of February 28, 2009, the mid cap range for S&P 500(R) was from $224 million to $337.87 billion, and for the S&P MidCap 400(R), was $42 million to $4.6 billion.

(2) The Portfolio is subadvised by Templeton Global Advisors Limited under an agreement with Templeton Investment Counsel, LLC.

You should retain this Supplement for future reference.

                        SUPPLEMENT DATED JANUARY 15, 2010

01/10:  333-146591   333-146590
        333-146698   333-146699


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